CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash Flow from Operating Activities:
Net income	$ 412,439	$ 391,371	$ 346,665
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	140,776	159,614	181,477
Equity-based compensation expense	40,340	43,429	36,631
Deferred income taxes	12,485	(4,857)	1,252
Excess tax benefit from equity-based compensation	(366)	(181)	(178)
Gain on sale of investments		(9,172)
Loss from short-term interest-bearing investments	2,269	3,041	1,386
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	29,999	(106,551)	38,062
Prepaid expenses and other current assets	(86)	1,601	(10,741)
Other noncurrent assets	29,384	19,734	(15,807)
Accounts payable, accrued expenses and accrued personnel	(4,104)	60,200	(46,976)
Deferred revenue	(15,078)	(55,811)	(34,444)
Income taxes payable, net	(5,268)	14,305	27,289
Other noncurrent liabilities	27,757	(2,654)	10,876
Net cash provided by operating activities	670,547	514,069	535,492
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(106,724)	(122,053)	(109,779)
Proceeds from sale of short-term interest-bearing investments	311,677	440,145	591,147
Purchase of short-term interest-bearing investments	(386,876)	(337,989)	(521,999)
Net cash paid for acquisitions	(112,405)		(162,964)
Cash received from sale of investments		11,172
Other	(2,801)	(8,564)	(18,076)
Net cash used in investing activities	(297,129)	(17,289)	(221,671)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	200,000	200,000	250,000
Payments under financing arrangements	(200,000)	(250,000)	(200,000)
Repurchase of shares	(367,061)	(484,608)	(624,241)
Proceeds from employee stock options exercised	213,430	86,674	56,474
Payments of dividends	(84,008)
Payments under capital lease, short-term financing arrangements and other	(745)	(1,059)	(878)
Net cash used in financing activities	(238,384)	(448,993)	(518,645)
Net increase (decrease) in cash and cash equivalents	135,034	47,787	(204,824)
Cash and cash equivalents at beginning of year	879,158	831,371	1,036,195
Cash and cash equivalents at end of year	1,014,192	879,158	831,371
Cash paid for:
Income taxes, net of refunds	38,441	36,909	19,611
Interest	$ 468	$ 408	$ 433